CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Parentheticals
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares undesignated	4,500,000	5,000,000	5,000,000
Preferred Stock, shares unissued	4,500,000	5,000,000	5,000,000
Series A-1 Convertible Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A-1 Convertible Preferred stock, shares designated	5,000,000	5,000,000	5,000,000
Series A-1 Convertible Preferred stock, shares issued	3,887,500	3,887,500	0
Series A-1 Convertible Preferred stock, shares outstanding	3,887,500	3,887,500	0
Series A-1 Preferred Stock, liquidation preferencee	$ 311,000	$ 311,000	$ 0
Series B Convertible Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series B Convertible Preferred stock, shares designated	500,000	500,000	0
Series B Convertible Preferred stock, shares issued	75,000	0	0
Series B Convertible Preferred stock, shares outstanding	75,000	0	0
Series B Preferred Stock, liquidation preference	$ 900,000	$ 0	$ 0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	500,000,000	500,000,000	500,000,000
Common Stock, shares issued	236,444,772	205,297,714	100,000,000
Common Stock, shares outstanding	236,444,772	205,297,714	100,000,000